Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Expenses [Abstract]
Schedule of Components of Income Tax Provision

The components of income tax provision are:

	December 31, 2025	December 31, 2024	December 31, 2023
	USD	USD	USD
Current income tax expense	153,069	61,306	-
Deferred income tax credit	(55,934)	53,596	131,240
Total income tax expenses	97,135	114,902	131,240

Schedule of Income Tax Expense

A reconciliation between income tax expense and the product of accounting loss multiple by the applicable corporate tax rate for the reporting periods ended December 31, 2025, 2024 and 2023 were as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
	USD	USD	USD
(Loss)/Profit before income tax	(15,105,249)	(83,508,195)	1,125,434

Tax calculated at statutory rate of 17%	(2,567,892)	(14,196,647)	191,324
Differences arise from tax rate in different jurisdiction	162,102	14,834	-
Deferred tax assets previously not recognized, net of foreign exchange fluctuation	26,870	-	(88,615)
Income not subject to tax	(1,303)	(113,130)	(28,390)
Expense not deductible for tax purpose	2,536,799	14,283,615	73,097
Recognition of timing difference	(55,769)	53,596	9,432
Utilization of tax benefit	(27,382)	(34,488)	-
Deferred tax assets (net) not recognized	-	167,283	(25,608)
Under provision for prior year tax	83,343	-	-
Others	(59,633)	(60,161)	-
	97,135	114,902	131,240